Cover	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2021
Entity File Number	001-38102
Entity Registrant Name	SMART GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001616533
Entity Tax Identification Number	98-1013909
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Maples Corporate Services Limited
Entity Address, Address Line Two	P.O. Box 309
Entity Address, Address Line Three	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	510
Local Phone Number	623-1231
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.03 par value per share
Trading Symbol	SGH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false